Short-Term Investments (Tables)	12 Months Ended
Jun. 30, 2023
Short-Term Investments [Abstarct]
Schedule of Investment Balances	The following table summarizes the Group’s investment balances:
	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
Short-term investments
- Private fund product	5,000	-	-
Total short-term investments	5,000	-	-